Withholding Taxes Receivables, Net (Details) $ in Millions	1 Months Ended		12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 THB (฿)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 THB (฿)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 THB (฿)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 THB (฿)
Withholding Taxes Receivables, Net [Line Items]
Tax refund			$ 0.6	฿ 18,959,514	$ 1.0	฿ 35,312,291	$ 0.7	฿ 20,724,273
Total tax refund			0.9	฿ 29,188,153	1.6	฿ 56,107,574
Wrote off			0.3		0.6
Provision for withholding taxes			0.4
Withholding taxes receivable			$ 1.3		$ 0.9		$ 1.1
Forecast [Member]
Withholding Taxes Receivables, Net [Line Items]
Tax refund	$ 0.6	฿ 22,000,000